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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

         Investment Company Act file number  811-06260

                             Quaker Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              309 Technology Drive
                                Malvern, PA 19355
--------------------------------------------------------------------------------
            (Address of principal executive offices)           (Zip code)

                        CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-220-8888

Date of fiscal year end:   6/30/2005
Date of reporting period:  3/31/2005

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2005 (Unaudited)
Quaker Strategic Growth Fund

                                                     Shares            Value
                                                    --------       ------------
COMMON STOCKS - 79.72%
Basic Materials - 12.01%
Chemicals - 4.18%
Dow Chemical Co.                                      172,800      $  8,614,080
Georgia Gulf Corp.                                    154,300         7,094,714
Mosaic Co. (a)                                        447,600         7,636,056
                                                                   ------------
                                                                     23,344,850
                                                                   ------------
Forest Products & Paper - 3.97%
Louisiana-Pacific Corp.                               305,300         7,675,242
Weyerhaeuser Co.                                      211,900        14,515,150
                                                                   ------------
                                                                     22,190,392
                                                                   ------------
Iron & Steel Production - 1.74%
United States Steel Corp.                             191,400         9,732,690
                                                                   ------------
Mining - 2.12%
Newmont Mining Corp.                                  123,300         5,209,425
Phelps Dodge Corp.                                     65,400         6,653,142
                                                                   ------------
                                                                     11,862,567
                                                                   ------------
Total Basic Materials (Cost $65,935,424)                             67,130,499
                                                                   ------------
Communications - 1.17%
Telecommunications - 1.17%
NII Holdings, Inc. (a)                                113,200         6,509,000
                                                                   ------------
Total Communications (Cost $4,484,789)                                6,509,000
                                                                   ------------
Consumer, Cyclical - 4.66%
Auto Manufacturers - 0.79%
Navistar International Corp. (a)                      121,300         4,415,320
                                                                   ------------
Retail - 3.06%
Limited Brands, Inc.                                  273,979         6,657,690
McDonald's Corp.                                      157,500         4,904,550
Pacific Sunwear of California, Inc. (a)               198,300         5,548,434
                                                                   ------------
                                                                     17,110,674
                                                                   ------------
Textiles - 0.81%
Mohawk Industries, Inc. (a)                            53,700         4,526,910
                                                                   ------------
Total Consumer, Cyclical (Cost $24,235,344)                          26,052,904
                                                                   ------------
Energy - 16.84%
Oil & Gas - 15.89%
Apache Corp.                                          186,100        11,394,903
Cimarex Energy Co. (a)                                296,800        11,575,200
Devon Energy Corp.                                    287,000        13,704,250
Helmerich & Payne, Inc.                               126,900         5,036,661
Kerr-McGee Corp.                                      131,300        10,284,729
Nabors Industries Ltd. (a)                            167,900         9,929,606
Patterson-Uti Energy, Inc.                            430,600        10,773,612
Petro-Canada                                          126,400         7,313,504
Plains Exploration & Production Co. (a)               252,400         8,808,760
                                                                   ------------
                                                                     88,821,225
                                                                   ------------
Pipelines - 0.95%
Enterprise Products Partners LP                       205,500         5,281,350
                                                                   ------------
Total Energy (Cost $77,789,370)                                      94,102,575
                                                                   ------------
Financial - 9.40%
Financial Services - 4.79%
CIT Group, Inc.                                       141,100         5,361,800
Goldman Sachs Group, Inc.                              50,500         5,554,495
Merrill Lynch & Company, Inc.                         148,000         8,376,800
Sanders Morris Harris Group                           413,000         7,467,040
                                                                   ------------
                                                                     26,760,135
                                                                   ------------
Insurance - 4.61%
Allstate Corp.                                        125,500         6,784,530
American Equity Investment Life Holding Co.           518,900         6,636,731
Infinity Property & Casualty Corp.                    216,900         6,780,294
XL Capital Ltd.                                        76,900         5,565,253
                                                                   ------------
                                                                     25,766,808
                                                                   ------------
Total Financial (Cost $47,136,158)                                   52,526,943
                                                                   ------------
Healthcare - 17.27%
Biotechnology - 0.70%
Genitope Corp. (a)                                    312,100         3,901,250
                                                                   ------------
Healthcare - Services - 12.62%
Coventry Health Care, Inc. (a)                        181,600        12,374,224
Health Management Associates, Inc.                    357,678         9,364,010
Manor Care, Inc.                                      267,000         9,708,120
Pacificare Health Systems, Inc. (a)                   103,100         5,868,452
Pediatrix Medical Group, Inc. (a)                     134,200         9,204,778
Triad Hospitals, Inc. (a)                             226,900        11,367,690
WellPoint, Inc. (a)                                   427,343        12,631,714
                                                                   ------------
                                                                     70,518,988
                                                                   ------------
Pharmaceuticals - 3.95%
Pfizer, Inc.                                          334,800         8,795,196
Wyeth                                                 315,300        13,299,354
                                                                   ------------
                                                                     22,094,550
                                                                   ------------
Total Healthcare (Cost $82,410,744)                                  96,514,788
                                                                   ------------
Industrial - 13.44%
Aerospace & Defense - 4.00%
General Dynamics Corp.                                116,100        12,428,505
Raytheon Co.                                          256,600         9,930,420
                                                                   ------------
                                                                     22,358,925
                                                                   ------------
Electronics - 1.70%
Fisher Scientific International, Inc. (a)             166,900         9,499,948
                                                                   ------------
Engineering & Construction - 1.39%
Shaw Group, Inc. (a)                                  356,600         7,773,880
                                                                   ------------
Environmental Control - 1.09%
American Ecology Corp.                                513,795         6,078,195
                                                                   ------------
Machinery - Construction & Mining - 0.98%
Caterpillar, Inc.                                      60,100         5,495,544
                                                                   ------------
Machinery - Diversified - 2.27%
Deere & Co.                                           188,963        12,685,086
                                                                   ------------
Miscellaneous Manufacturing - 1.04%
Parker-Hannifin Corp.                                  95,700         5,830,044
                                                                   ------------
Transportation - 0.97%
Investment Company                                    120,200         5,402,990
                                                                   ------------
Total Industrial (Cost $69,087,819)                                  75,124,612
                                                                   ------------
Technology - 2.50%
Computers Services & Software - 2.50%
Fiserv, Inc. (a)                                      230,600         9,177,880
Nestor, Inc. (a)                                      887,100         4,790,340
                                                                   ------------
Total Technology (Cost $12,569,308)                                  13,968,220
                                                                   ------------
Utilities - 2.43%
Electric - 2.43%
Allegheny Energy, Inc. (a)                            657,300        13,579,818
                                                                   ------------
Total Utilities (Cost $9,000,023)                                    13,579,818
                                                                   ------------
TOTAL COMMON STOCKS (Cost $392,648,979)                            $445,509,359
                                                                   ------------
FOREIGN COMMON STOCKS - 0.21%
Canada - 0.21%
Commercial Services - 0.21%
Intermap Technologies Corp. (a)                       282,900         1,205,154
                                                                   ------------
Total Canada (Cost $1,641,731)                                        1,205,154
                                                                   ------------
TOTAL FOREIGN COMMON STOCKS (Cost $1,641,731)                      $  1,205,154
                                                                   ------------
CLOSED END MUTUAL FUNDS - 0.88%
Funds - 0.88%
Commodity Fund - 0.88%
Streettracks Gold Trust (a)                           114,400         4,898,608
                                                                   ------------
Total Funds (Cost $4,829,376)                                         4,898,608
                                                                   ------------
TOTAL CLOSED END MUTUAL FUNDS (Cost $4,829,376)                    $  4,898,608
                                                                   ------------
SHORT TERM INVESTMENTS - 14.41%
Money Market Funds - 14.41%
Merrill Lynch Master EBP Repo Money
  Market Fund (a)                                 $80,528,350      $ 80,528,350
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS (Cost $80,528,350)                    $ 80,528,350
                                                                   ------------
Total Investments  (Cost $479,648,436) - 95.22%                    $532,141,471
Other Assets in Excess of Liabilities, Net 4.78%                     26,731,418
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $558,872,889
                                                                   ============

                        Schedule of Securities Sold Short
                                                Shares                 Value
                                             -----------           ------------

COMMON STOCKS - 7.99%
EMC Corp. (a)                                    300,000           $  3,696,000
Harley Davidson, Inc.                             23,300              1,345,808
Juniper Networks, Inc. (a)                       138,000              3,044,280
Mercury Interactive Corp. (a)                     69,100              3,273,958
MGM Mirage (a)                                    63,000              4,461,660
Polaris Industries, Inc.                          69,000              4,845,870
Rockwell Automation                               13,200                747,648
SAP AG ADR                                       118,500              4,749,480
Sepracor, Inc. (a)                                56,600              3,249,406
Starwood Hotels & Resorts Worldwide, Inc.        115,000              6,903,450
Tekelec, Inc. (a)                                286,100              4,560,434
Unitedhealth Group, Inc.                          39,300              3,748,434
                                                                   ------------
TOTAL COMMON STOCKS (Cost $45,267,043)                             $ 44,626,428
                                                                   ------------
Total Securities Sold Short  (Proceeds $45,267,043)                $ 44,626,428
                                                                   ============

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31,2005:

                        Gross             Gross             Net
      Cost of         Unrealized       Unrealized        Unrealized
   Investments       Appreciation     Depreciation      Gain/(Loss)
-----------------------------------------------------------------------
   434,381,393        59,896,873       (6,763,223)       53,133,650

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)   Non-income producing security

Schedule of Investments
March 31, 2005 (Unaudited)
Quaker Core Equity Fund

                                                       Shares           Value
                                                      --------       -----------
COMMON STOCKS - 99.70%
Basic Materials - 4.32%
Chemicals - 2.93%
Dow Chemical Co.                                         3,100       $   154,535
Hercules, Inc. (a)                                       2,500            36,200
Lyondell Chemical Co.                                    5,000           139,600
                                                                     -----------
                                                                         330,335
                                                                     -----------
Iron & Steel Production - 1.39%
United States Steel Corp.                                3,100           157,635
                                                                     -----------
Total Basic Materials (Cost $547,787)                                    487,970
                                                                     -----------
Communications - 9.83%
Advertising - 2.08%
Ventiv Health, Inc. (a)                                 10,200           234,600
                                                                     -----------
Internet Software & Services - 0.38%
Overstock.Com, Inc. (a)                                  1,000            42,990
                                                                     -----------
Multimedia - 2.95%
Comcast Corp. (a)                                        6,900           233,082
Viacom, Inc.                                             2,855           100,039
                                                                     -----------
                                                                         333,121
                                                                     -----------
Telecommunications - 4.42%
Avaya, Inc. (a)                                          3,200            37,376
Cisco Systems, Inc. (a)                                 23,500           420,415
Corning, Inc. (a)                                          300             3,339
Ditech Communications Corp. (a)                          3,000            37,410
                                                                     -----------
                                                                         498,540
                                                                     -----------
Total Communications (Cost $1,294,551)                                 1,109,251
                                                                     -----------
Consumer, Cyclical - 20.67%
Auto Parts & Equipment - 0.95%
Borg Warner, Inc.                                        2,200           107,096
                                                                     -----------
Distribution & Wholesale - 0.92%
Wesco International, Inc. (a)                            3,700           103,600
                                                                     -----------
Home Builders - 1.76%
Pulte Homes, Inc.                                        1,200            88,356
Toll Brothers, Inc. (a)                                  1,400           110,390
                                                                     -----------
                                                                         198,746
                                                                     -----------
Lodging - 3.37%
Boyd Gaming Corp.                                        2,500           130,375
Station Casinos, Inc.                                    1,100            74,305
Wynn Resorts Ltd. (a)                                    2,600           176,124
                                                                     -----------
                                                                         380,804
                                                                     -----------
Retail - 13.67%
America's Car-Mart, Inc. (a)                             2,800            98,168
Cash America International, Inc.                         5,150           112,939
Claire's Stores, Inc.                                    5,990           138,010
Dollar Tree Stores, Inc. (a)                             2,000            57,460
Lowe's Companies, Inc.                                   3,250           185,543
MSC Industrial Direct Company, Inc.                      1,700            51,952
Pantry, Inc. (a)                                         2,700            83,619
Staples, Inc.                                            2,400            75,432
Target Corp.                                             3,700           185,074
Wal-Mart Stores, Inc.                                    6,395           320,453
Wendy's International, Inc.                              6,000           234,240
                                                                     -----------
                                                                       1,542,890
                                                                     -----------
Total Consumer, Cyclical (Cost $2,163,889)                             2,333,136
                                                                     -----------
Consumer, Non-cyclical - 7.76%
Beverages - 2.05%
PepsiCo, Inc.                                            4,360           231,211
                                                                     -----------
Commercial Services - 0.76%
Aaron Rents, Inc.                                        4,300            86,000
                                                                     -----------
Cosmetics & Toiletries - 1.97%
Procter & Gamble Co.                                     4,200           222,600
                                                                     -----------
Food - 0.36%
Del Monte Foods Co. (a)                                  3,700            40,145
                                                                     -----------
Household Products - 2.62%
Fortune Brands, Inc.                                     2,400           193,512
Jarden Corp. (a)                                         1,530            70,196
Yankee Candle Company, Inc.                              1,000            31,700
                                                                     -----------
                                                                         295,408
                                                                     -----------
Total Consumer, Non-cyclical (Cost $802,022)                             875,364
                                                                     -----------
Energy - 7.12%
Oil & Gas - 5.09%
Callon Petroleum Co. (a)                                 4,500            69,930
Edge Petroleum Corporation (DEL) (a)                     3,700            61,272
KCS Energy, Inc. (a)                                     3,500            53,760
Penn Virginia Corp.                                      1,400            64,260
Valero Energy Corp.                                      3,000           219,810
Whiting Petroleum Holdings, Inc. (a)                     2,600           106,028
                                                                     -----------
                                                                         575,060
                                                                     -----------
Oil & Gas Services - 1.80%
Halliburton Co.                                          4,700           203,275
                                                                     -----------
Pipelines - 0.23%
Enterprise Products Partners LP                          1,000            25,700
                                                                     -----------
Total Energy (Cost $592,034)                                             804,035
                                                                     -----------
Financial - 10.54%
Financial Services - 7.01%
Bear Stearns Companies, Inc.                             1,600           159,840
Capital One Financial Corp.                              1,500           112,155
Friedman Billings Ramsey Group REIT, Inc.                1,500            23,805
Goldman Sachs Group, Inc.                                3,400           373,966
Lehman Brothers Holdings, Inc.                             560            52,730
MBNA Corp.                                               2,800            68,740
                                                                     -----------
                                                                         791,236
                                                                     -----------
Insurance - 2.00%
Allstate Corp.                                           2,150           116,229
Prudential Financial, Inc.                               1,900           109,060
                                                                     -----------
                                                                         225,289
                                                                     -----------
REITS - 1.53%
Capital Trust, Inc.                                      2,400            79,632
New Century Financial Corporation (New)                  2,000            93,640
                                                                     -----------
                                                                         173,272
                                                                     -----------
Total Financial (Cost $1,139,594)                                      1,189,797
                                                                     -----------
Healthcare - 9.02%
Healthcare - Products - 1.24%
Beckman Coulter, Inc.                                    1,400            93,030
Johnson & Johnson                                          700            47,012
                                                                     -----------
                                                                         140,042
                                                                     -----------
Healthcare - Services - 3.79%
Aetna, Inc.                                              1,890           141,655
Unitedhealth Group, Inc.                                 3,000           286,140
                                                                     -----------
                                                                         427,795
                                                                     -----------
Pharmaceuticals - 3.99%
Barr Pharmaceuticals, Inc. (a)                           3,000           146,490
Pfizer, Inc.                                            11,540           303,156
                                                                     -----------
                                                                         449,646
                                                                     -----------
Total Healthcare (Cost $988,657)                                       1,017,483
                                                                     -----------
Industrial - 19.20%
Aerospace & Defense - 2.25%
L-3 Communications Holdings, Inc.                        1,280            90,906
Raytheon Co.                                             4,200           162,540
                                                                     -----------
                                                                         253,446
                                                                     -----------
Electrical Components & Equipment - 0.58%
Rayovac Corp. (a)                                        1,580            65,728
                                                                     -----------
Electronics - 1.41%
Fisher Scientific International, Inc. (a)                1,500            85,380
Rogers Corp. (a)                                         1,850            74,000
                                                                     -----------
                                                                         159,380
                                                                     -----------
Machinery - Diversified - 0.70%
Rockwell Automation                                      1,400            79,296
                                                                     -----------
Miscellaneous Manufacturing - 13.69%
3M Co.                                                   1,800           154,242
Barnes Group, Inc.                                       2,710            73,631
Dover Corp.                                              4,300           162,497
General Electric Co.                                    19,740           711,824
Illinois Tool Works, Inc.                                1,800           161,154
Leggett & Platt, Inc.                                    4,100           118,408
Roper Industries, Inc.                                   1,130            74,015
Textron, Inc.                                            1,200            89,544
                                                                     -----------
                                                                       1,545,315
                                                                     -----------
Packaging & Containers - 0.19%
Ball Corp.                                                 500            20,740
                                                                     -----------
Transportation - 0.38%
Kirby Corp. (a)                                          1,020            42,871
                                                                     -----------
Total Industrial (Cost $2,149,454)                                     2,166,776
                                                                     -----------
Technology - 11.24%
Computer Software & Services - 3.95%
Microsoft Corp.                                         18,440           445,695
                                                                     -----------
Computers - 5.72%
Dell, Inc. (a)                                          11,500           441,830
EMC Corp. (a)                                           11,500           141,680
Sungard Data Systems, Inc. (a)                           1,800            62,100
                                                                     -----------
                                                                         645,610
                                                                     -----------
Semiconductors - 1.57%
Intel Corp.                                              7,650           177,709
                                                                     -----------
Total Technology (Cost $1,260,988)                                     1,269,014
                                                                     -----------
TOTAL COMMON STOCKS (Cost $10,938,976)                               $11,252,826
                                                                     -----------
SHORT TERM INVESTMENTS - 0.25%
Money Market Funds - 0.25%
Evergreen Institutional Money Market Fund (a)        $  27,933       $    27,933
                                                                     -----------
TOTAL SHORT TERM INVESTMENTS (Cost $27,934)                          $    27,933
                                                                     -----------
Total Investments  (Cost $10,966,910) - 99.95%                       $11,280,759
Other Assets in Excess of Liabilities, Net 0.05%                           5,273
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $11,286,032
                                                                     ===========

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31,2005:

                        Gross             Gross             Net
      Cost of         Unrealized       Unrealized        Unrealized
   Investments       Appreciation     Depreciation      Gain/(Loss)
-----------------------------------------------------------------------
   10,966,910           949,738         (635,889)          313,849

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)   Non-income producing security

Schedule of Investments
March 31, 2005 (Unaudited)
Quaker Small-Cap Growth Fund

                                                    Shares           Value
                                                  ----------       ----------
COMMON STOCKS - 97.15%
Basic Materials - 0.99%
Chemicals - 0.70%
Hercules, Inc. (a)                                     1,500      $    21,720
                                                                  -----------
Forest Products & Paper - 0.14%
Wausau-Mosinee Paper Corp.                               300            4,242
                                                                  -----------
Iron/Steel - 0.15%
Steel Technologies, Inc.                                 200            4,798
                                                                  -----------
Total Basic Materials (Cost $31,304)                                   30,760
                                                                  -----------
Communications - 5.31%
Advertising - 2.36%
Ventiv Health, Inc. (a)                                3,200           73,600
                                                                  -----------
Multimedia - 0.68%
Thomas Nelson, Inc.                                      900           21,285
                                                                  -----------
Telecommunications - 2.27%
Anixter International, Inc. (a)                        1,270           45,911
Ditech Communications Corp. (a)                        2,000           24,940
                                                                  -----------
                                                                       70,851
                                                                  -----------
Total Communications (Cost $166,605)                                  165,736
                                                                  -----------
Consumer, Cyclical - 33.29%
Auto Manufacturers - 2.37%
Oshkosh Truck Corp.                                      900           73,791
                                                                  -----------
Auto Parts & Equipment - 1.25%
Borg Warner, Inc.                                        800           38,944
                                                                  -----------
Distribution & Wholesale - 3.99%
Central European Distribution Corp. (a)                1,970           65,581
Hughes Supply, Inc.                                    1,040           30,940
Wesco International, Inc. (a)                          1,000           28,000
                                                                  -----------
                                                                      124,521
                                                                  -----------
Entertainment - 0.92%
Penn National Gaming, Inc. (a)                           980           28,792
                                                                  -----------
Entertainment & Leisure - 1.87%
Bluegreen Corp. (a)                                      600            7,710
Scientific Games Corp. (a)                             2,000           45,700
Vail Resorts, Inc. (a)                                   200            5,050
                                                                  -----------
                                                                       58,460
                                                                  -----------
Home Builders - 1.97%
Standard Pacific Corp.                                   850           61,362
                                                                  -----------
Household Products - 0.57%
Toro Co.                                                 200           17,700
                                                                  -----------
Lodging - 5.66%
Boyd Gaming Corp.                                      2,200          114,730
Gaylord Entertainment Co. (a)                          1,530           61,812
                                                                  -----------
                                                                      176,542
                                                                  -----------
Retail - 14.69%
Aeropostale, Inc. (a)                                  1,700           55,675
American Eagle Outfitters, Inc.                          800           23,640
America's Car-Mart, Inc. (a)                           1,500           52,590
Brookstone, Inc. (a)                                   1,750           28,385
Cash America International, Inc.                       1,830           40,132
Cke Restaurants, Inc. (a)                              2,100           33,285
Claire's Stores, Inc.                                  1,950           44,928
Dollar Tree Stores, Inc. (a)                           1,000           28,730
Pantry, Inc. (a)                                       2,000           61,940
Pep Boys-Manny Moe & Jack                              1,250           21,975
Red Robin Gourmet Burgers, Inc. (a)                      400           20,364
School Specialty, Inc. (a)                               700           27,412
The Steak n Shake Co. (a)                              1,000           19,350
                                                                  -----------
                                                                      458,406
                                                                  -----------
Total Consumer, Cyclical (Cost $809,795)                            1,038,518
                                                                  -----------
Consumer, Non-cyclical - 5.29%
Commercial Services - 3.26%
Aaron Rents, Inc.                                        885           17,700
Ace Cash Express, Inc. (a)                             2,400           54,600
iPayment, Inc. (a)                                       700           29,540
                                                                  -----------
                                                                      101,840
                                                                  -----------
Household Products - 2.03%
Jarden Corp. (a)                                         550           25,234
Yankee Candle Company, Inc.                            1,200           38,040
                                                                  -----------
                                                                       63,274
                                                                  -----------
Total Consumer, Non-cyclical (Cost $158,516)                          165,114
                                                                  -----------
Energy - 14.88%
Oil & Gas - 14.88%
Callon Petroleum Co. (a)                               5,700           88,578
Edge Petroleum Corporation (DEL) (a)                   1,800           29,808
Frontier Oil Corp.                                       700           25,382
Holly Corp.                                              700           26,089
Houston Exploration Co. (a)                              500           28,475
Penn Virginia Corp.                                    1,000           45,900
Plains Exploration & Production Co. (a)                1,650           57,585
Range Resources Corp.                                  1,100           25,696
Southwestern Energy Co. (a)                              400           22,704
Whiting Petroleum Holdings, Inc. (a)                   1,290           52,606
XTO Energy, Inc.                                       1,866           61,280
                                                                  -----------
Total Energy (Cost $348,627)                                          464,103
                                                                  -----------
Financial - 12.79%
Banks - 2.20%
Hanmi Financial Corp.                                  1,800           29,790
R & G Financial Corp.                                  1,250           38,962
                                                                  -----------
                                                                       68,752
                                                                  -----------
Financial Services - 5.72%
Asta Funding, Inc.                                     3,000           63,510
Encore Capital Group, Inc. (a)                         2,200           32,010
Marlin Business Services Corp. (a)                     3,060           62,363
Portfolio Recovery Associates, Inc. (a)                  600           20,418
                                                                  -----------
                                                                      178,301
                                                                  -----------
REITS - 4.87%
Capital Trust, Inc.                                    2,890           95,890
Impac Mortgage Holdings, Inc.                          1,700           32,606
New Century Financial Corporation (New)                  500           23,410
                                                                  -----------
                                                                      151,906
                                                                  -----------
Total Financial (Cost $370,360)                                       398,959
                                                                  -----------
Healthcare - 5.91%
Healthcare - Products - 0.27%
Cooper Companies, Inc.                                   116            8,457
                                                                  -----------
Healthcare - Services - 3.76%
Beverly Enterprises, Inc. (a)                          3,200           39,616
Covance, Inc. (a)                                      1,630           77,604
                                                                  -----------
                                                                      117,220
                                                                  -----------
Pharmaceuticals - 1.88%
Barr Pharmaceuticals, Inc. (a)                         1,200           58,596
                                                                  -----------
Total Healthcare (Cost $146,190)                                      184,273
                                                                  -----------
Industrial - 12.02%
Aerospace & Defense - 0.97%
Orbital Sciences Corp. (a)                             3,120           30,202
                                                                  -----------
Electronics - 2.09%
Brady Corp.                                            1,000           32,350
Dionex Corp. (a)                                         600           32,700
                                                                  -----------
                                                                       65,050
                                                                  -----------
Engineering & Construction - 0.92%
URS Corp. (a)                                          1,000           28,750
                                                                  -----------
Machinery - Diversified - 5.12%
Applied Industrial Technologies, Inc.                  1,630           44,336
Idex Corp.                                             2,250           90,787
Middleby Corp. (a)                                       500           24,700
                                                                  -----------
                                                                      159,823
                                                                  -----------
Miscellaneous Manufacturing - 1.91%
Acuity Brands, Inc.                                      100            2,700
Barnes Group, Inc.                                       620           16,845
Flanders Corp. (a)                                     1,700           19,176
Trinity Industries, Inc.                                 740           20,846
                                                                  -----------
                                                                       59,567
                                                                  -----------
Transportation - 1.01%
Greenbrier Companies, Inc.                               900           31,581
                                                                  -----------
Total Industrial (Cost $336,471)                                      374,973
                                                                  -----------
Technology - 6.67%
Computer Software & Services - 4.02%
Activision, Inc. (a)                                   7,467          110,507
Transaction Systems Architects, Inc. (a)                 650           15,047
                                                                  -----------
                                                                      125,554
                                                                  -----------
Computers - 0.37%
Ciber, Inc. (a)                                        1,600           11,632
                                                                  -----------
Computers Services & Software - 1.25%
Mapics, Inc. (a)                                       2,000           25,460
Omnicell, Inc. (a)                                     1,860           13,411
                                                                  -----------
                                                                       38,871
                                                                  -----------
Semiconductors - 1.03%
Axcelis, Inc. (a)                                      4,400           32,120
                                                                  -----------
Total Technology (Cost $204,162)                                      208,177
                                                                  -----------
TOTAL COMMON STOCKS (Cost $2,572,030)                             $ 3,030,613
                                                                  -----------
PREFERRED STOCKS - 0.70%
Consumer, Cyclical - 0.70%
Food Service - 0.70%
Centerplate, Inc.                                      1,730           21,936
                                                                  -----------
Total Consumer, Cyclical (Cost $28,624)                                21,936
                                                                  -----------
TOTAL PREFERRED STOCKS (Cost $28,624)                             $    21,936
                                                                  -----------
SHORT TERM INVESTMENTS - 2.25%
Money Market Funds - 2.25%
Evergreen Institutional Money Market Fund (a)      $  70,083      $    70,083
                                                                  -----------
TOTAL SHORT TERM INVESTMENTS (Cost $70,083)                       $    70,083
                                                                  -----------
Total Investments  (Cost $2,670,737) - 100.10%                    $ 3,122,632
Liabilities in Excess of Other Assets, Net (0.10)%                     (3,084)
                                                                  -----------
TOTAL NET ASSETS - 100.00%                                        $ 3,119,548
                                                                  ===========

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31,2005:

                        Gross             Gross             Net
      Cost of         Unrealized       Unrealized        Unrealized
   Investments       Appreciation     Depreciation      Gain/(Loss)
-----------------------------------------------------------------------
     2,670,737          577,820          (125,925)         451,895

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)   Non-income producing security

Schedule of Investments
March 31, 2005 (Unaudited)
Quaker Capital Opportunities Fund

                                                      Shares           Value
                                                    ----------      -----------
COMMON STOCKS - 98.68%
Basic Materials - 2.05%
Chemicals - 2.05%
Dow Chemical Co.                                        10,000      $   498,500
                                                                    -----------
Total Basic Materials (Cost $523,110)                                   498,500
                                                                    -----------
Communications - 3.12%
Multimedia - 3.12%
Comcast Corp. (a)                                       22,750          759,850
                                                                    -----------
Total Communications (Cost $735,618)                                    759,850
                                                                    -----------
Consumer, Cyclical - 16.41%
Home Builders - 8.65%
Centex Corp.                                            12,000          687,240
Lennar Corp.                                            12,000          680,160
Pulte Homes, Inc.                                       10,000          736,300
                                                                    -----------
                                                                      2,103,700
                                                                    -----------
Retail - 7.76%
Lowe's Companies, Inc.                                  15,000          856,350
Petco Animal Supplies, Inc. (a)                         28,000        1,030,680
                                                                    -----------
                                                                      1,887,030
                                                                    -----------
Total Consumer, Cyclical (Cost $4,030,187)                            3,990,730
                                                                    -----------
Consumer, Non-cyclical - 9.74%
Beverages - 2.57%
Diageo PLC ADR                                          11,000          625,900
                                                                    -----------
Commercial Services - 7.17%
Accenture Ltd. (a)                                      20,000          483,000
Pharmaceutical Products Developments Service Co. (a)    26,000        1,259,700
PHH Corp. (a)                                               50            1,093
                                                                    -----------
                                                                      1,743,793
                                                                    -----------
Total Consumer, Non-cyclical (Cost $1,980,925)                        2,369,693
                                                                    -----------
Energy - 18.64%
Oil & Gas - 18.64%
Chesapeake Energy Corp.                                 58,000        1,272,520
ConocoPhillips                                           6,000          647,040
Kerr-McGee Corp.                                        17,500        1,370,775
XTO Energy, Inc.                                        37,866        1,243,519
                                                                    -----------
Total Energy (Cost $3,307,472)                                        4,533,854
                                                                    -----------
Financial - 8.73%
Insurance - 2.87%
St. Paul Travelers Companies, Inc.                      19,000          697,870
                                                                    -----------
Real Estate - 4.71%
The St. Joe Co.                                         17,000        1,144,100
                                                                    -----------
REITS - 1.15%
Thornburg Mortgage Asset Corp.                          10,000          280,400
                                                                    -----------
Total Financial (Cost $1,718,820)                                     2,122,370
                                                                    -----------
Healthcare - 25.39%
Biotechnology - 6.83%
Amylin Pharmaceuticals, Inc. (a)                        20,000          349,800
Celgene Corp. (a)                                       38,500        1,310,925
                                                                    -----------
                                                                      1,660,725
                                                                    -----------
Healthcare - Products - 4.43%
Biomet, Inc.                                               500           18,150
Edwards Lifesciences Corp. (a)                          24,500        1,058,890
                                                                    -----------
                                                                      1,077,040
                                                                    -----------
Healthcare - Services - 4.89%
Covance, Inc. (a)                                       25,000        1,190,250
                                                                    -----------
Pharmaceuticals - 9.24%
Cephalon, Inc. (a)                                      23,500        1,100,505
Express Scripts, Inc. (a)                                1,000           87,190
Sanofi-Aventis ADR                                      25,000        1,058,500
                                                                    -----------
                                                                      2,246,195
                                                                    -----------
Total Healthcare (Cost $5,537,623)                                    6,174,210
                                                                    -----------
Industrial - 10.40%
Machinery - Diversified - 5.70%
Rockwell Automation                                     24,500        1,387,680
                                                                    -----------
Miscellaneous Manufacturing - 3.68%
Danaher Corp.                                           16,750          894,618
                                                                    -----------
Transportation - 1.02%
Diana Shipping, Inc. (a)                                15,000          248,100
                                                                    -----------
Total Industrial (Cost $2,265,390)                                    2,530,398
                                                                    -----------
Technology - 4.20%
Computer Software & Services - 3.36%
Dun & Bradstreet Corp. (a)                              13,300          817,285
                                                                    -----------
Software - 0.84%
Wipro Ltd. ADR                                          10,000          204,100
                                                                    -----------
Total Technology (Cost $979,168)                                      1,021,385
                                                                    -----------
TOTAL COMMON STOCKS (Cost $21,078,313)                              $24,000,990
                                                                    -----------
                                                    Contracts          Value
                                                    ----------      -----------
CALL OPTIONS - 0.37%
ConocoPhillips
    Expiration: April, 2005,
    Exercise Price: $100.00 (a)                             70           56,000
Medco Health Solutions, Inc.
    Expiration: April, 2005,
    Exercise Price: $45.00 (a)                              50           24,500
Medoc Health Solutions, Inc.
    Expiration: April, 2005,
    Exercise Price: $50.00 (a)                             100           10,000
                                                                    -----------
TOTAL CALL OPTIONS (Cost $97,000)                                   $    90,500
                                                                    -----------
                                                      Shares           Value
                                                    ----------      -----------
SHORT TERM INVESTMENTS - 2.16%
Money Market Funds - 2.16%
Merrill Lynch Master EBP Repo
  Money Market Fund (a)                             $  524,823      $   524,823
                                                                    -----------
TOTAL SHORT TERM INVESTMENTS (Cost $524,822)                        $   524,823
                                                                    -----------
Total Investments  (Cost $21,700,135) - 101.21%                     $24,616,313
Liabilities in Excess of Other Assets, Net (1.21)%                     (293,978)
                                                                    -----------
TOTAL NET ASSETS - 100.00%                                          $24,322,335
                                                                    ===========

                           Schedule of Options Written
                                                    Contracts          Value
                                                    ----------      -----------
PUT OPTIONS
St. Joe Co.
    75 due January, 2006 (a)                               170      $    64,600
                                                    ----------      -----------
Total Options Written  (Premiums received $65,618)                  $    64,600
                                                                    ===========

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31,2005:

                        Gross             Gross             Net
      Cost of         Unrealized       Unrealized        Unrealized
   Investments       Appreciation     Depreciation      Gain/(Loss)
-----------------------------------------------------------------------
   21,634,517         2,941,265         (384,069)        2,557,196

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

ADR   American Depository Receipt
(a)   Non-income producing security

Schedule of Investments
March 31, 2005 (Unaudited)
Quaker Biotech Pharma-Healthcare Fund

                                                    Shares            Value
                                                  ----------       -----------
COMMON STOCKS - 63.28%
Healthcare - 63.28%
Biotechnology - 53.89%
Alexion Pharmaceuticals, Inc. (a)                     29,670       $   642,800
Amgen, Inc. (a)                                       21,210         1,234,634
Amylin Pharmaceuticals, Inc. (a)                      43,530           761,340
Anadys Pharmaceuticals, Inc. (a)                      32,610           240,010
Ariad Pharmaceuticals, Inc. (a)                       42,300           236,880
Chiron Corp. (a)                                      24,800           869,488
Cotherix, Inc. (a)                                    41,936           279,713
Critical Therapeutics, Inc. (a)                       30,000           203,700
CV Therapeutics, Inc. (a)                             19,400           394,984
Genzyme Corp. (a)                                     14,500           829,980
Human Genome Sciences, Inc. (a)                       40,000           368,800
InterMune, Inc. (a)                                   66,740           734,140
Medicines Co. (a)                                     35,040           794,006
MGI Pharma, Inc. (a)                                  28,000           707,560
Millennium Pharmaceuticals, Inc. (a)                  48,000           404,160
Momenta Pharmaceuticals, Inc. (a)                     30,700           260,029
Onyx Pharmaceuticals, Inc. (a)                        22,200           695,970
Renovis, Inc. (a)                                     22,800           183,996
Transkaryotic Therapies, Inc. (a)                     18,000           449,370
Vertex Pharmaceuticals, Inc. (a)                      35,800           335,088
                                                                   -----------
                                                                    10,626,648
                                                                   -----------
Pharmaceuticals - 9.39%
Pharmion Corp. (a)                                    13,000           377,000
Sepracor, Inc. (a)                                    11,900           683,179
Teva Pharmaceutical Industries Ltd. ADR               25,500           790,500
                                                                   -----------
                                                                     1,850,679
                                                                   -----------
Total Healthcare (Cost $13,345,089)                                 12,477,327
                                                                   -----------
TOTAL COMMON STOCKS (Cost $13,345,089)                             $12,477,327
                                                                   -----------
FOREIGN COMMON STOCKS - 3.73%
Denmark - 0.69%
Biotechnology - 0.69%
Genmab A/S (a)                                         7,100           137,125
                                                                   -----------
Total Denmark (Cost $137,730)                                          137,125
                                                                   -----------
Switzerland - 3.04%
Pharmaceuticals - 3.04%
Serono SA (a)                                            825           598,646
                                                                   -----------
Total Switzerland (Cost $633,341)                                      598,646
                                                                   -----------
TOTAL FOREIGN COMMON STOCKS (Cost $771,071)                        $   735,771
                                                                   -----------
                                                  Contracts           Value
                                                  ----------       -----------
PUT OPTIONS - 0.29%
Amgen, Inc.
    Expiration: April, 2005,
    Exercise Price: $60.00 (a)                           122            26,230
Chiron Corp.
    Expiration: April, 2005,
    Exercise Price: $35.00 (a)                           248            21,080
Genzyme Corp.
    Expiration: April, 2005,
    Exercise Price: $55.00 (a)                           145             7,250
MGI Pharm, Inc.
    Expiration: April, 2005,
    Exercise Price: $22.50 (a)                           109             2,725
                                                                   -----------
TOTAL PUT OPTIONS (Cost $59,599)                                   $    57,285
                                                                   -----------
                                                    Shares            Value
                                                  ----------       -----------
SHORT TERM INVESTMENTS - 24.07%
Money Market Funds - 24.07%
Merrill Lynch Master EBP
  Repo Money Market Fund(a)                       $4,746,687       $ 4,746,687
                                                                   -----------
TOTAL SHORT TERM INVESTMENTS (Cost $4,746,687)                     $ 4,746,687
                                                                   -----------
Total Investments  (Cost $18,922,446) - 91.37%                     $18,017,070
Other Assets in Excess of Liabilities, Net 8.63%                     1,702,744
                                                                   -----------
TOTAL NET ASSETS - 100.00%                                         $19,719,814
                                                                   ============

Schedule of Securities Sold Short
                                                    Shares            Value
                                                  ----------       -----------

COMMON STOCKS - 8.54%
Affymetrix, Inc. (a)                                  10,000       $   428,400
Cephalon, Inc. (a)                                     9,000           421,470
Keryx Biopharmaceuticals (a)                          31,000           414,160
United Therapeutics Corp. (a)                          9,200           420,394
                                                                   -----------
TOTAL COMMON STOCKS (Cost $1,638,447)                              $ 1,684,424

CLOSED END MUTUAL FUNDS - 4.73%
iShares Nasdaq Biotechnology Index Fund (a)           14,620           931,586
                                                                   -----------
TOTAL CLOSED END MUTUAL FUNDS (Cost $1,030,152)                    $   931,586

                                                                   -----------
Total Securities Sold Short  (Proceeds $2,668,599)                 $ 2,616,010
                                                                   ===========

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31,2005:

                        Gross             Gross             Net
      Cost of         Unrealized       Unrealized        Unrealized
   Investments       Appreciation     Depreciation      Gain/(Loss)
-----------------------------------------------------------------------
     16,253,847        500,356         (1,353,143)        (852,787)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

ADR   American Depository Receipt
(a)   Non-income producing security

Schedule of Investments
March 31, 2005 (Unaudited)
Quaker Small-Cap Trend Fund

                                                   Shares               Value
                                                 -----------         -----------
COMMON STOCKS - 99.87%
Basic Materials - 2.14%
Chemicals - 2.14%
Cabot Microelectronics Corp. (a)                       3,200         $   100,416
                                                                     -----------
Total Basic Materials (Cost $106,792)                                    100,416
                                                                     -----------
Communications - 2.21%
Telecommunications - 2.21%
Adaptec, Inc. (a)                                      2,200              10,538
Black Box Corp.                                        2,500              93,525
                                                                     -----------
Total Communications (Cost $127,424)                                     104,063
                                                                     -----------
Consumer, Cyclical - 16.71%
Airlines - 2.23%
JetBlue Airways Corp. (a)                              5,500             104,720
                                                                     -----------
Home Builders - 5.25%
Monaco Coach Corp.                                     6,900             111,435
WCI Communities, Inc. (a)                              4,500             135,360
                                                                     -----------
                                                                         246,795
                                                                     -----------
Home Furnishings - 2.24%
Ethan Allen Interiors, Inc.                            3,300             105,600
                                                                     -----------
Lodging - 2.19%
Aztar Corp. (a)                                        3,600             102,816
                                                                     -----------
Retail - 4.80%
Barnes & Noble, Inc. (a)                               3,900             134,511
CBRL Group, Inc.                                       1,400              57,820
Gamestop Corp. (a)                                     1,487              33,160
                                                                     -----------
                                                                         225,491
                                                                     -----------
Total Consumer, Cyclical (Cost $795,027)                                 785,422
                                                                     -----------
Consumer, Non-cyclical - 7.19%
Commercial Services - 4.42%
Arbitron, Inc.                                         2,500             107,250
Pharmaceutical Products Developments Service Co. (a)   2,075             100,534
                                                                     -----------
                                                                         207,784
                                                                     -----------
Food - 2.77%
Performance Food Group Co. (a)                         4,700             130,096
                                                                     -----------
Total Consumer, Non-cyclical (Cost $290,577)                             337,880
                                                                     -----------
Financial - 9.24%
Banks - 4.89%
Boston Private Bancorp, Inc.                           4,500             106,875
Wilmington Trust Corp.                                 3,500             122,850
                                                                     -----------
                                                                         229,725
                                                                     -----------
Diversified Financial Services - 4.35%
Waddell & Reed Financial, Inc.                         5,200             102,648
WP Stewart & Company Ltd.                              4,500             101,970
                                                                     -----------
                                                                         204,618
                                                                     -----------
Total Financial (Cost $448,228)                                          434,343
                                                                     -----------
Healthcare - 30.73%
Biotechnology - 2.14%
Affymetrix, Inc. (a)                                   2,200              94,248
Cambrex Corp.                                            300               6,390
                                                                     -----------
                                                                         100,638
                                                                     -----------
Healthcare - Products - 11.87%
Biosite, Inc. (a)                                      1,800              93,654
CTI Molecular Imaging, Inc. (a)                        7,000             141,890
ICU Medical, Inc. (a)                                  3,346             118,783
PolyMedica Corp.                                       3,500             111,160
Zoll Medical Corp. (a)                                 4,100              92,373
                                                                     -----------
                                                                         557,860
                                                                     -----------
Healthcare - Services - 8.92%
Amerigroup Corp. (a)                                   3,400             124,304
Amsurg Corp. (a)                                       4,600             116,380
Covance, Inc. (a)                                      1,200              57,132
Renal Care Group, Inc. (a)                             3,200             121,408
                                                                     -----------
                                                                         419,224
                                                                     -----------
Pharmaceuticals - 7.80%
Accredo Health, Inc. (a)                               3,900             173,199
Bradley Pharmaceuticals, Inc. (a)                      3,200              30,592
Medicis Pharmaceutical Corp.                           1,100              32,978
Priority Healthcare Corp. (a)                          6,000             129,780
                                                                     -----------
                                                                         366,549
                                                                     -----------
Total Healthcare (Cost $1,206,404)                                     1,444,271
                                                                     -----------
Industrial - 8.89%
Electrical Components & Equipment - 1.48%
Intermagnetics General Corp. (a)                       2,850              69,369
                                                                     -----------
Electronics - 6.96%
Benchmark Electronics, Inc. (a)                        3,500             111,405
Molecular Devices Corp. (a)                            5,000              95,000
Plexus Corp. (a)                                      10,500             120,855
                                                                     -----------
                                                                         327,260
                                                                     -----------
Transportation - 0.45%
Forward Air Corp.                                        500              21,290
                                                                     -----------
Total Industrial (Cost $426,242)                                         417,919
                                                                     -----------
Technology - 22.76%
Computer Software & Services - 4.40%
Advent Software, Inc. (a)                              5,600             101,808
Cerner Corp. (a)                                       2,000             105,020
                                                                     -----------
                                                                         206,828
                                                                     -----------
Computers - 7.61%
BISYS Group, Inc. (a)                                  5,800              90,944
Caci International, Inc. (a)                           2,200             121,506
Digimarc Corp. (a)                                     4,800              29,520
Mercury Computer Systems, Inc. (a)                     4,200             115,836
                                                                     -----------
                                                                         357,806
                                                                     -----------
Semiconductors - 10.75%
Cree, Inc. (a)                                         3,300              71,775
DSP Group, Inc. (a)                                    4,900             126,224
Exar Corp. (a)                                         6,800              91,120
Lattice Semiconductor Corp. (a)                       13,700              73,569
Photronics, Inc. (a)                                   6,400             115,840
Varian Semiconductor Equipment Associates, Inc. (a)      700              26,607
                                                                     -----------
                                                                         505,135
                                                                     -----------
Total Technology (Cost $1,060,212)                                     1,069,769
                                                                     -----------
TOTAL COMMON STOCKS (Cost $4,460,906)                                $ 4,694,083
                                                                     -----------
SHORT TERM INVESTMENTS - 0.11%
Money Market Funds - 0.11%
Merrill Lynch Master EBP Repo Money Market Fund(a)   $ 5,474         $     5,474
                                                                     -----------
TOTAL SHORT TERM INVESTMENTS (Cost $5,474)                           $     5,474
                                                                     -----------
Total Investments  (Cost $4,466,380) - 99.98%                        $ 4,699,557
Other Assets in Excess of Liabilities, Net 0.02%                             714
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $ 4,700,271
                                                                     ===========

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31,2005:

                        Gross             Gross             Net
      Cost of         Unrealized       Unrealized        Unrealized
   Investments       Appreciation     Depreciation      Gain/(Loss)
-----------------------------------------------------------------------
    4,466,380           612,511         (379,334)          233,177

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)   Non-income producing security

Schedule of Investments
March 31, 2005 (Unaudited)
Quaker Mid-Cap Value Fund

                                                   Shares             Value
                                                 -----------       -----------
COMMON STOCKS - 90.87%
Basic Materials - 12.13%
Chemicals - 7.02%
Lyondell Chemical Co.                                 61,550       $ 1,718,476
Mosaic Co. (a)                                       176,375         3,008,957
                                                                   -----------
                                                                     4,727,433
                                                                   -----------
Forest Products & Paper - 1.63%
Bowater, Inc.                                         10,300           388,001
Domtar, Inc.                                          83,350           705,141
                                                                   -----------
                                                                     1,093,142
                                                                   -----------
Mining - 3.48%
Cameco Corp.                                          29,350         1,298,444
Freeport Mcmoran Copper & Gold, Inc.                  26,375         1,044,714
                                                                   -----------
                                                                     2,343,158
                                                                   -----------
Total Basic Materials (Cost $6,154,663)                              8,163,733
                                                                   -----------
Communications - 6.16%
Advertising - 0.44%
Interpublic Group of Companies, Inc. (a)              24,010           294,843
                                                                   -----------
Multimedia - 3.67%
Liberty Media International, Inc. (a)                 45,874         2,006,529
TV Azteca SA de CV ADR                                53,755           464,980
                                                                   -----------
                                                                     2,471,509
                                                                   -----------
Telecommunications - 2.05%
Telephone & Data Systems, Inc.                        16,925         1,381,080
                                                                   -----------
Total Communications (Cost $3,715,321)                               4,147,432
                                                                   -----------
Consumer, Cyclical - 14.16%
Airlines - 0.96%
Southwest Airlines Co.                                45,475           647,564
                                                                   -----------
Auto Manufacturers - 3.15%
Navistar International Corp. (a)                      58,250         2,120,300
                                                                   -----------
Auto Parts & Equipment - 1.17%
Visteon Corp. (a)                                    137,800           786,838
                                                                   -----------
Distribution & Wholesale - 1.00%
Hughes Supply, Inc.                                   22,575           671,606
                                                                   -----------
Entertainment & Leisure - 3.74%
Brunswick Corp.                                        8,150           381,828
Gtech Holdings Corp.                                   6,700           157,651
Royal Caribbean Cruises Ltd.                          44,225         1,976,415
                                                                   -----------
                                                                     2,515,894
                                                                   -----------
Housewares - 0.76%
Newell Rubbermaid, Inc.                               23,425           513,945
                                                                   -----------
Office Furnishings - 0.49%
Steelcase, Inc.                                       23,800           328,440
                                                                   -----------
Retail - 2.89%
JC Penney Company, Inc.                               32,600         1,692,592
Toys 'R' Us, Inc. (a)                                  9,850           253,736
                                                                   -----------
                                                                     1,946,328
                                                                   -----------
Total Consumer, Cyclical (Cost $9,386,797)                           9,530,915
                                                                   -----------
Consumer, Non-cyclical - 10.03%
Agriculture - 0.41%
Archer-Daniels Midland Co.                            11,185           274,927
                                                                   -----------
Commercial Services - 3.00%
BearingPoint, Inc. (a)                               135,550         1,188,774
Convergys Corp. (a)                                   55,800           833,094
                                                                   -----------
                                                                     2,021,868
                                                                   -----------
Food - 6.62%
Dean Foods Co. (a)                                     7,400           253,820
Smithfield Foods, Inc. (a)                            32,575         1,027,741
Tate & Lyle PLC ADR                                   78,950         3,171,666
                                                                   -----------
                                                                     4,453,227
                                                                   -----------
Total Consumer, Non-cyclical (Cost $5,299,610)                       6,750,022
                                                                   -----------
Energy - 1.99%
Oil & Gas - 1.99%
Premcor, Inc.                                         22,475         1,341,308
                                                                   -----------
Total Energy (Cost $821,018)                                         1,341,308
                                                                   -----------
Financial - 15.50%
Financial Services - 0.60%
CIT Group, Inc.                                       10,675           405,650
                                                                   -----------
Insurance - 4.67%
Aon Corp.                                             56,725         1,295,599
Genworth Financial, Inc.                              45,050         1,239,776
PMI Group, Inc.                                        9,100           345,891
Reinsurance Group America, Inc.                        6,100           259,738
                                                                   -----------
                                                                     3,141,004
                                                                   -----------
Real Estate - 2.62%
CB Richard Ellis Group, Inc. (a)                         225             7,873
Forest City Enterprises, Inc.                          7,525           480,095
Jones Lang Lasalle, Inc. (a)                          10,800           503,820
The St. Joe Co.                                       11,515           774,959
                                                                   -----------
                                                                     1,766,747
                                                                   -----------
REITS - 7.61%
Highwood Properties, Inc.                             65,950         1,768,779
Host Marriott Corp.                                  202,600         3,355,056
                                                                   -----------
                                                                     5,123,835
                                                                   -----------
Total Financial (Cost $9,174,441)                                   10,437,236
                                                                   -----------
Healthcare - 3.19%
Healthcare - Services - 1.32%
Triad Hospitals, Inc. (a)                             17,775           890,528
                                                                   -----------
Pharmaceuticals - 1.87%
AmeriSourceBergen Corp.                               12,800           733,312
Shire Pharmaceuticals Group PLC ADR                   15,325           525,341
                                                                   -----------
                                                                     1,258,653
                                                                   -----------
Total Healthcare (Cost $1,853,616)                                   2,149,181
                                                                   -----------
Industrial - 16.57%
Aerospace & Defense - 3.26%
Goodrich Corp.                                        57,300         2,194,017
                                                                   -----------
Building Materials - 3.11%
York International Corp.                              53,375         2,091,233
                                                                   -----------
Electronics - 5.89%
Agilent Technologies, Inc. (a)                        32,975           732,045
Avnet, Inc. (a)                                       82,825         1,525,636
Celestica, Inc. (a)                                   61,425           829,852
Sanmina-SCI Corp. (a)                                168,775           881,006
                                                                   -----------
                                                                     3,968,539
                                                                   -----------
Engineering & Construction - 0.19%
ABB Ltd. ADR (a)                                      20,750           128,650
                                                                   -----------
Packaging & Containers - 0.25%
Pactiv Corp. (a)                                       7,250           169,287
                                                                   -----------
Transportation - 3.87%
CSX Corp.                                             45,075         1,877,374
Werner Enterprises, Inc.                              37,362           725,943
                                                                   -----------
                                                                     2,603,317
                                                                   -----------
Total Industrial (Cost $10,948,170)                                 11,155,043
                                                                   -----------
Technology - 4.12%
Computers - 0.82%
Electronic Data Systems Corp.                         26,600           549,822
                                                                   -----------
Semiconductors - 3.23%
Advanced Semiconductor Engineering Inc. ASE ADR (a)  148,700           532,346
Agere Systems, Inc. (a)                              426,750           610,252
On Semiconductor Corp. (a)                            98,925           390,754
Teradyne, Inc. (a)                                    44,100           643,860
                                                                   -----------
                                                                     2,177,212
                                                                   -----------
Software - 0.07%
Novell, Inc. (a)                                       7,800            46,488
                                                                   -----------
Total Technology (Cost $3,252,189)                                   2,773,522
                                                                   -----------
Utilities - 7.02%
Electric - 7.02%
NRG Energy, Inc. (a)                                  38,650         1,319,898
Reliant Energy, Inc. (a)                             299,050         3,403,189
                                                                   -----------
Total Utilities (Cost $3,214,061)                                    4,723,087
                                                                   -----------
TOTAL COMMON STOCKS (Cost $53,819,886)                             $61,171,479
                                                                   -----------
FOREIGN COMMON STOCKS - 0.85%
Canada - 0.85%
Miscellaneous Manufacturing - 0.85%
Bombardier, Inc.                                     254,075           569,102
                                                                   -----------
Total Canada (Cost $551,343)                                           569,102
                                                                   -----------
TOTAL FOREIGN COMMON STOCKS (Cost $551,343)                        $   569,102
                                                                   -----------
CLOSED END MUTUAL FUNDS - 1.59%
Funds - 1.59%
Equity Fund - 1.59%
iShares Russell Midcap Value Index Fund                9,445         1,068,985
                                                                   -----------
Total Funds (Cost $1,083,653)                                        1,068,985
                                                                   -----------
TOTAL CLOSED END MUTUAL FUNDS (Cost $1,083,653)                    $ 1,068,985
                                                                   -----------
MONEY MARKET FUNDS - 3.41%
Funds - 3.41%
Money Market Fund - 3.41%
Fidelity Institutional Cash Portfolios Fund (a)    2,298,579         2,298,579
                                                                   -----------
Total Funds (Cost $2,298,579)                                        2,298,579
                                                                   -----------
TOTAL MONEY MARKET FUNDS (Cost $2,298,579)                         $ 2,298,579
                                                                   -----------
SHORT TERM INVESTMENTS - 3.41%
Money Market Funds - 3.41%
Evergreen Institutional Money Market Fund (a)     $2,298,579       $ 2,298,579
                                                                   -----------
TOTAL SHORT TERM INVESTMENTS (Cost $2,298,579)                     $ 2,298,579
                                                                   -----------
Total Investments  (Cost $60,052,040) - 100.13%                    $67,406,724
Liabilities in Excess of Other Assets, Net (0.13)%                     (85,721)
                                                                   -----------
TOTAL NET ASSETS - 100.00%                                         $67,321,003
                                                                   ===========

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31,2005:

                        Gross             Gross             Net
      Cost of         Unrealized       Unrealized        Unrealized
   Investments       Appreciation     Depreciation      Gain/(Loss)
-----------------------------------------------------------------------
   60,052,040         10,075,207       (2,720,523)       7,354,684

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

ADR   American Depository Receipt
(a)   Non-income producing security

Schedule of Investments
March 31, 2005 (Unaudited)
Quaker Small-Cap Value Fund

                                                   Shares             Value
                                                 -----------       -----------
COMMON STOCKS - 98.18%
Basic Materials - 3.45%
Chemicals - 1.80%
Agrium, Inc.                                          27,000       $   492,750
Methanex Corp.                                        25,100           487,693
                                                                   -----------
                                                                       980,443
                                                                   -----------
Iron & Steel Production - 1.35%
Oregon Steel Mills, Inc. (a)                          14,500           333,500
Reliance Steel And Aluminum Co.                       10,000           400,100
                                                                   -----------
                                                                       733,600
                                                                   -----------
Mining - 0.30%
Southern Peru Copper Corp.                             2,900           160,834
                                                                   -----------
Total Basic Materials (Cost $1,470,996)                              1,874,877
                                                                   -----------
Communications - 6.65%
Internet Software & Services - 2.96%
Earthlink, Inc. (a)                                   40,400           363,600
Infospace, Inc. (a)                                    4,800           195,984
Internet Security Systems, Inc. (a)                   10,000           183,000
J2 Global Communications, Inc. (a)                     8,600           295,066
McAfee, Inc. (a)                                       8,800           198,528
United Online, Inc. (a)                               35,900           375,873
                                                                   -----------
                                                                     1,612,051
                                                                   -----------
Telecommunications - 3.69%
Black Box Corp.                                        6,200           231,942
Commonwealth Telephone Enterprises, Inc. (a)           8,200           386,548
Commscope, Inc. (a)                                   11,400           170,544
Comtech Telecommunications, Inc. (a)                   9,100           474,110
Polycom, Inc. (a)                                     15,800           267,810
PTEK Holdings, Inc. (a)                               15,700           177,724
Scientific-Atlanta, Inc.                              10,500           296,310
                                                                   -----------
                                                                     2,004,988
                                                                   -----------
Total Communications (Cost $3,676,924)                               3,617,039
                                                                   -----------
Consumer, Cyclical - 24.36%
Airlines - 0.60%
ExpressJet Holdings, Inc. (a)                         28,700           327,467
                                                                   -----------
Apparel - 1.66%
Deckers Outdoor Corp. (a)                              4,900           175,126
K Swiss, Inc.                                         10,200           336,906
Timberland Co. (a)                                     5,500           390,115
                                                                   -----------
                                                                       902,147
                                                                   -----------
Auto Parts & Equipment - 0.82%
Autoliv, Inc.                                          9,400           447,910
                                                                   -----------
Distribution & Wholesale - 3.69%
Aviall, Inc. (a)                                       9,800           274,400
Brightpoint, Inc. (a)                                 13,900           260,347
Handleman Co.                                         14,900           282,504
Ingram Micro, Inc. (a)                                20,600           343,402
Owens & Minor, Inc.                                    8,800           238,920
Tech Data Corp. (a)                                    9,800           363,188
Wesco International, Inc. (a)                          8,700           243,600
                                                                   -----------
                                                                     2,006,361
                                                                   -----------
Entertainment & Leisure - 1.87%
Argosy Gaming Co. (a)                                  5,200           238,784
Lions Gate Entertainment Corp. (a)                    19,600           216,580
Polaris Industries, Inc.                               8,000           561,840
                                                                   -----------
                                                                     1,017,204
                                                                   -----------
Home Builders - 5.09%
Beazer Homes USA, Inc.                                 7,200           358,992
KB Home                                                4,800           563,808
MDC Holdings, Inc.                                     4,290           298,798
Ryland Group, Inc.                                     2,600           161,252
Standard Pacific Corp.                                 5,200           375,388
Technical Olympic USA, Inc.                           10,800           326,160
Toll Brothers, Inc. (a)                                6,000           473,100
WCI Communities, Inc. (a)                              7,100           213,568
                                                                   -----------
                                                                     2,771,066
                                                                   -----------
Home Furnishings - 0.97%
La-Z-Boy Chair, Inc.                                  15,200           211,736
Whirlpool Corp.                                        4,700           318,331
                                                                   -----------
                                                                       530,067
                                                                   -----------
Household Products - 0.46%
Toro Co.                                               2,800           247,800
                                                                   -----------
Lodging - 0.89%
Ameristar Casinos, Inc.                                8,900           486,652
                                                                   -----------
Retail - 8.31%
Abercrombie & Fitch Co.                                9,200           526,608
Aeropostale, Inc. (a)                                 13,100           429,025
American Eagle Outfitters, Inc.                       20,600           608,730
Cke Restaurants, Inc. (a)                             15,200           240,920
Darden Restaurants, Inc.                              15,900           487,812
Mens Wearhouse, Inc. (a)                               7,000           295,470
Movie Gallery, Inc.                                   10,100           289,668
Pacific Sunwear of California, Inc. (a)                7,700           215,446
Pantry, Inc. (a)                                      12,100           374,737
Shopko Stores, Inc. (a)                               18,600           413,292
Stage Stores, Inc. (a)                                 9,100           349,349
Too, Inc. (a)                                         11,800           291,106
                                                                   -----------
                                                                     4,522,163
                                                                   -----------
Total Consumer, Cyclical (Cost $11,295,424)                         13,258,837
                                                                   -----------
Consumer, Non-cyclical - 6.89%
Agriculture - 0.43%
Delta & Pine Land Co.                                  8,600           232,200
                                                                   -----------
Commercial Services - 3.54%
Albany Molecular Research, Inc. (a)                   11,100           114,108
Consolidated Graphics, Inc. (a)                        8,500           447,100
Dollar Thrifty Automotive GP (a)                      10,800           354,024
Korn Ferry International (a)                          18,400           350,152
Resources Connection, Inc. (a)                           800            16,744
Teletech Holdings, Inc. (a)                           23,800           307,496
Watson Wyatt & Company Holdings                       12,400           337,280
                                                                   -----------
                                                                     1,926,904
                                                                   -----------
Food - 2.18%
Chiquita Brands International, Inc.                   17,600           471,328
Ruddick Corp.                                         18,900           437,535
Smithfield Foods, Inc. (a)                             8,800           277,640
                                                                   -----------
                                                                     1,186,503
                                                                   -----------
Household Products - 0.74%
John H. Harland Co.                                   11,700           402,012
                                                                   -----------
Total Consumer, Non-cyclical (Cost $3,436,492)                       3,747,619
                                                                   -----------
Energy - 5.50%
Oil & Gas - 3.53%
Cimarex Energy Co. (a)                                 9,600           374,400
Frontier Oil Corp.                                    12,400           449,624
Giant Industries, Inc. (a)                             7,900           203,030
Houston Exploration Co. (a)                            8,100           461,295
PetroKazakhstan, Inc.                                 10,800           433,836
                                                                   -----------
                                                                     1,922,185
                                                                   -----------
Oil & Gas Services - 1.97%
Lone Star Technologies, Inc. (a)                       5,400           212,922
Seacor Holdings, Inc. (a)                              6,800           433,500
Veritas DGC, Inc. (a)                                 14,200           425,432
                                                                   -----------
                                                                     1,071,854
                                                                   -----------
Total Energy (Cost $2,496,921)                                       2,994,039
                                                                   -----------
Financial - 19.22%
Banks - 3.12%
Banco Latinoamericano De Exportaciones SA (BLADEX)    19,400           396,536
Fremont General Corp.                                 16,000           351,840
Hibernia Corp.                                        16,100           515,361
R & G Financial Corp.                                  6,700           208,839
Webster Financial Corp.                                5,000           227,050
                                                                   -----------
                                                                     1,699,626
                                                                   -----------
Financial Services - 3.39%
A.G. Edwards, Inc.                                    10,500           470,400
Compucredit Corp. (a)                                  3,800           101,156
Eaton Vance Corp.                                     18,200           426,608
Indymac Bancorp, Inc.                                  5,300           180,200
Investment Technology Group, Inc. (a)                 23,800           416,500
Providian Financial Corp. (a)                         14,700           252,252
                                                                   -----------
                                                                     1,847,116
                                                                   -----------
Insurance - 7.70%
Allmerica Financial Corp. (a)                         12,700           456,565
Axis Capital Holdings Ltd.                             7,800           210,912
Commerce Group, Inc.                                   7,600           471,048
Endurance Specialty Holdings Ltd.                      6,500           245,960
First American Corp.                                   6,300           207,522
Infinity Property & Casualty Corp.                    10,500           328,230
IPC Holdings Ltd.                                      8,500           333,880
LandAmerica Financial Group                            8,400           420,252
PMI Group, Inc.                                        9,000           342,090
Radian Group, Inc.                                    10,000           477,400
Stancorp Financial Group, Inc.                         4,300           364,554
Stewart Information Services Corp.                     8,900           333,928
                                                                   -----------
                                                                     4,192,341
                                                                   -----------
Investment Management Companies - 0.51%
Affiliated Managers Group, Inc. (a)                    4,500           279,135
                                                                   -----------
Real Estate - 1.69%
Jones Lang Lasalle, Inc. (a)                           9,300           433,845
The St. Joe Co.                                        7,200           484,560
                                                                   -----------
                                                                       918,405
                                                                   -----------
Savings & Loans - 2.81%
Astoria Financial Corp.                                3,300            83,490
Downey Financial Corp.                                 7,300           449,169
FirstFed Financial Corp. (a)                           6,300           321,363
Independence Community Bank Corp.                      8,500           331,500
TierOne Corp.                                         14,500           340,750
                                                                   -----------
                                                                     1,526,272
                                                                   -----------
Total Financial (Cost $9,107,233)                                   10,462,895
                                                                   -----------
Healthcare - 10.87%
Biotechnology - 1.83%
Affymetrix, Inc. (a)                                   5,600           239,904
Charles River Laboratories International, Inc. (a)     3,800           178,752
Invitrogen Corp. (a)                                   4,500           311,400
United Therapeutics Corp. (a)                          5,800           265,031
                                                                   -----------
                                                                       995,087
                                                                   -----------
Healthcare - Products - 5.58%
Advanced Medical Optics, Inc. (a)                     10,100           365,721
American Medical Systems Holdings, Inc. (a)           11,200           192,416
CTI Molecular Imaging, Inc. (a)                       12,800           259,456
Dade Behring, Inc. (a)                                 3,800           223,934
DJ Orthopedics, Inc. (a)                               9,100           227,955
Genesis Healthcare Corp. (a)                          10,600           454,634
Haemonetics Corp. (a)                                 10,300           434,248
Hologic, Inc. (a)                                      6,200           197,625
Idexx Laboratories Corp. (a)                           4,700           254,552
Surmodics, Inc. (a)                                   13,300           424,403
                                                                   -----------
                                                                     3,034,944
                                                                   -----------
Healthcare - Services - 1.94%
Humana, Inc. (a)                                      10,300           328,982
Pacificare Health Systems, Inc. (a)                    3,900           221,988
Sierra Health Services (a)                             7,900           504,336
                                                                   -----------
                                                                     1,055,306
                                                                   -----------
Pharmaceuticals - 1.52%
Biovail Corp. (a)                                     12,000           180,960
Cephalon, Inc. (a)                                     7,800           365,274
USANA Health Sciences, Inc. (a)                        6,000           283,800
                                                                   -----------
                                                                       830,034
                                                                   -----------
Total Healthcare (Cost $4,983,112)                                   5,915,371
                                                                   -----------
Industrial - 9.39%
Building Materials - 0.65%
Texas Industries, Inc.                                 6,600           354,750
                                                                   -----------
Electronics - 1.84%
Avnet, Inc. (a)                                       14,200           261,564
Celestica, Inc. (a)                                   11,200           151,312
CTS Corp.                                             11,500           149,500
Imax Corp. (a)                                        21,500           198,660
PerkinElmer, Inc.                                     11,700           241,371
                                                                   -----------
                                                                     1,002,407
                                                                   -----------
Environmental Control - 0.64%
Metal Management, Inc.                                13,600           349,248
                                                                   -----------
Machinery - Construction & Mining - 0.12%
Terex Corp. (a)                                        1,500            64,950
                                                                   -----------
Machinery - Diversified - 0.26%
NACCO Industries, Inc.                                 1,400           142,716
                                                                   -----------
Metal Fabricate & Hardware - 1.84%
Commercial Metals Co.                                 14,300           484,627
Metals USA, Inc. (a)                                  14,900           291,891
Quanex Corp.                                           4,200           223,944
                                                                   -----------
                                                                     1,000,462
                                                                   -----------
Miscellaneous Manufacturing - 0.39%
A.O. Smith Corp.                                       7,300           210,751
                                                                   -----------
Packaging & Containers - 0.14%
Silgan Holdings, Inc.                                  1,200            77,976
                                                                   -----------
Transportation - 3.51%
GATX Corp.                                            15,300           507,807
General Maritime Corp. (a)                             8,900           431,116
Investment Company                                     7,800           350,610
Knightsbridge Tankers Ltd.                             5,500           214,280
Ryder System, Inc.                                     9,700           404,490
                                                                   -----------
                                                                     1,908,303
                                                                   -----------
Total Industrial (Cost $4,074,361)                                   5,111,563
                                                                   -----------
Technology - 7.79%
Computer Software & Services - 3.70%
Activision, Inc. (a)                                  19,200           284,160
CSG Systems International, Inc. (a)                    5,300            86,337
Dun & Bradstreet Corp. (a)                             6,000           368,700
Inter-Tel, Inc.                                       13,000           318,500
Sybase, Inc. (a)                                      23,700           437,502
THQ, Inc. (a)                                          9,900           278,586
Transaction Systems Architects, Inc. (a)              10,300           238,445
                                                                   -----------
                                                                     2,012,230
                                                                   -----------
Computers - 2.51%
Factset Research Systems, Inc.                         9,300           306,993
Micros Systems, Inc. (a)                               6,200           227,602
Reynolds & Reynolds Co.                               15,800           427,548
Western Digital Corp. (a)                             31,600           402,900
                                                                   -----------
                                                                     1,365,043
                                                                   -----------
Semiconductors - 1.58%
Memc Electronic Materials, Inc. (a)                   15,500           208,475
Omnivision Technologies, Inc. (a)                     13,200           199,980
Photronics, Inc. (a)                                  13,500           244,350
Sigmatel, Inc. (a)                                     5,600           209,608
                                                                   -----------
                                                                       862,413
                                                                   -----------
Total Technology (Cost $4,019,284)                                   4,239,686
                                                                   -----------
Utilities - 4.06%
Electric - 2.73%
Avista Corp.                                           6,000           105,000
CMS Energy Corp. (a)                                  19,200           250,368
Energy East Corp.                                      7,500           196,650
Northeast Utilities, Inc.                              9,000           173,430
NRG Energy, Inc. (a)                                  10,800           368,820
Scana Corp.                                            8,200           313,404
Unisource Energy Corp.                                 2,600            80,522
                                                                   -----------
                                                                     1,488,194
                                                                   -----------
Gas - 1.33%
Energen Corp.                                          7,400           492,840
Oneok, Inc.                                            7,500           231,150
                                                                   -----------
                                                                       723,990
                                                                   -----------
Total Utilities (Cost $1,913,873)                                    2,212,184
                                                                   -----------
TOTAL COMMON STOCKS (Cost $46,474,620)                             $53,434,110
                                                                   -----------
WARRANTS - 0.00%
Imperial Credit Industries, Inc. (a)                     806                 0
                                                                   -----------
TOTAL WARRANTS (Cost $0)                                           $         0
                                                                   -----------
SHORT TERM INVESTMENTS - 2.40%
Money Market Funds - 2.40%
Evergreen Institutional Money Market Fund (a)     $1,304,944       $ 1,304,944
                                                                   -----------
TOTAL SHORT TERM INVESTMENTS (Cost $1,304,943)                     $ 1,304,944
                                                                   -----------
Total Investments  (Cost $47,779,563) - 100.58%                    $54,739,054
Liabilities in Excess of Other Assets, Net (0.58)%                    (314,115)
                                                                   -----------
TOTAL NET ASSETS - 100.00%                                         $54,424,939
                                                                   ===========

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31,2005:

                        Gross             Gross             Net
      Cost of         Unrealized       Unrealized        Unrealized
   Investments       Appreciation     Depreciation      Gain/(Loss)
-----------------------------------------------------------------------
    47,779,563        8,111,961        (1,152,470)       6,959,491

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)   Non-income producing security

Schedule of Investments
March 31, 2005 (Unaudited)
Geewax Terker Core Value Fund

                                                           Shares       Value
                                                         ----------  ----------
COMMON STOCKS - 97.31%
Basic Materials - 9.53%
Chemicals - 2.50%
Airgas, Inc.                                                 1,800   $   43,002
                                                                     ----------
Forest Products&Paper - 2.48%
Plum Creek Timber Company, Inc.                                500       17,850
Rayonier, Inc.                                                 500       24,765
                                                                     ----------
                                                                         42,615
                                                                     ----------
Iron & Steel Production - 2.01%
Posco ADR                                                      700       34,552
                                                                     ----------
Mining - 2.54%
Anglo American PLC ADR                                         300        7,170
BHP Billiton Ltd. ADR                                        1,300       36,374
                                                                     ----------
                                                                         43,544
                                                                     ----------
Total Basic Materials (Cost $160,876)                                   163,713
                                                                     ----------
Communications - 1.19%
Advertising - 0.54%
Ventiv Health, Inc. (a)                                        400        9,200
                                                                     ----------
Telecommunications - 0.65%
Ditech Communications Corp. (a)                                900       11,223
                                                                     ----------
Total Communications (Cost $29,464)                                      20,423
                                                                     ----------
Consumer, Cyclical - 16.30%
Auto Parts & Equipment - 1.42%
Borg Warner, Inc.                                              500       24,340
                                                                     ----------
Distribution & Wholesale - 1.21%
Hughes Supply, Inc.                                            700       20,825
                                                                     ----------
Home Builders - 2.63%
WCI Communities, Inc. (a)                                    1,500       45,120
                                                                     ----------
Retail - 8.59%
Claire's Stores, Inc.                                          400        9,216
Dollar Tree Stores, Inc. (a)                                 1,000       28,730
Lowe's Companies, Inc.                                         500       28,545
Pantry, Inc. (a)                                               600       18,582
Target Corp.                                                   550       27,511
Wal-Mart Stores, Inc.                                          700       35,077
                                                                     ----------
                                                                        147,661
                                                                     ----------
Textiles - 2.45%
Mohawk Industries, Inc. (a)                                    500       42,150
                                                                     ----------
Total Consumer, Cyclical (Cost $281,702)                                280,096
                                                                     ----------
Consumer, Non-cyclical - 3.78%
Agriculture - 1.60%
Cresud SA Comercial Industrial Financiera y
   Agropecuaria ADR                                          2,000       27,460
                                                                     ----------
Healthcare - Products - 0.44%
Microtek Medical Holdings, Inc. (a)                          2,100        7,518
                                                                     ----------
Household Products - 1.74%
Fortune Brands, Inc.                                           200       16,126
Jarden Corp. (a)                                               300       13,764
                                                                     ----------
                                                                         29,890
                                                                     ----------
Total Consumer, Non-cyclical (Cost $67,194)                              64,868
                                                                     ----------
Energy - 15.01%
Oil & Gas - 15.01%
Burlington Resources, Inc.                                     500       25,035
Callon Petroleum Co. (a)                                     1,000       15,540
Giant Industries, Inc. (a)                                   1,000       25,700
Newfield Exploration Co. (a)                                   600       44,556
Penn Virginia Corp.                                            400       18,360
Southwestern Energy Co. (a)                                    400       22,704
Statoil ASA ADR (a)                                          2,100       35,994
Valero Energy Corp.                                            400       29,308
Whiting Petroleum Holdings, Inc. (a)                         1,000       40,780
                                                                     ----------
Total Energy (Cost $195,172)                                            257,977
                                                                     ----------
Financial - 21.93%
Banks - 0.86%
East West Bancorp, Inc.                                        400       14,768
                                                                     ----------
Financial Miscellaneous - 1.23%
First Cash Financial Services, Inc. (a)                      1,000       21,170
                                                                     ----------
Financial Services - 11.20%
Asta Funding, Inc.                                           1,600       33,872
Bear Stearns Companies, Inc.                                   170       16,983
Citigroup, Inc.                                              1,500       67,410
Encore Capital Group, Inc. (a)                               1,200       17,460
Friedman Billings Ramsey Group REIT, Inc.                      800       12,696
Goldman Sachs Group, Inc.                                      400       43,996
                                                                     ----------
                                                                        192,417
                                                                     ----------
Insurance - 3.01%
Prudential Financial, Inc.                                     900       51,660
                                                                     ----------
Investment Companies - 1.95%
Apollo Investment Corp.                                      2,000       33,560
                                                                     ----------
Real Estate - 2.13%
Pope Resources Limited Partnership (Delaware)                1,000       36,590
                                                                     ----------
REITS - 1.55%
Capital Trust, Inc.                                            800       26,544
                                                                     ----------
Total Financial (Cost $356,484)                                         376,709
                                                                     ----------
Healthcare - 3.30%
Healthcare - Services - 3.30%
Aetna, Inc.                                                    310       23,235
Unitedhealth Group, Inc.                                       350       33,383
                                                                     ----------
Total Healthcare (Cost $50,000)                                          56,618
                                                                     ----------
Industrial - 20.74%
Aerospace & Defense - 0.50%
L-3 Communications Holdings, Inc.                              120        8,522
                                                                     ----------
Building Materials - 1.62%
American Standard Companies, Inc.                              600       27,888
                                                                     ----------
Electrical Components & Equipment - 0.48%
Rayovac Corp. (a)                                              200        8,320
                                                                     ----------
Electronics - 2.28%
Rogers Corp. (a)                                               300       12,000
TTM Technologies, Inc. (a)                                   2,600       27,196
                                                                     ----------
                                                                         39,196
                                                                     ----------
Machinery - Diversified - 0.49%
Rockwell Automation                                            150        8,496
                                                                     ----------
Metal Fabricate & Hardware - 2.24%
Precision Castparts Corp.                                      500       38,505
                                                                     ----------
Miscellaneous Manufacturing - 9.94%
3M Co.                                                         200       17,138
General Electric Co.                                         2,400       86,544
Harsco Corp.                                                   500       29,805
Leggett & Platt, Inc.                                          900       25,992
Trinity Industries, Inc.                                       400       11,268
                                                                     ----------
                                                                        170,747
                                                                     ----------
Packaging & Containers - 0.78%
Pactiv Corp. (a)                                               570       13,310
                                                                     ----------
Transportation - 2.41%
Genesee & Wyoming, Inc. (a)                                    700       18,137
Kirby Corp. (a)                                                200        8,406
Norfolk Southern Corp.                                         400       14,820
                                                                     ----------
                                                                         41,363
                                                                     ----------
Total Industrial (Cost $321,296)                                        356,347
                                                                     ----------
Technology - 0.22%
Computers - 0.22%
Dell, Inc. (a)                                                 100        3,842
                                                                     ----------
Total Technology (Cost $3,621)                                            3,842
                                                                     ----------
Utilities - 5.31%
Electric - 4.38%
Exelon Corp.                                                   600       27,534
TXU Corp.                                                      600       47,778
                                                                     ----------
                                                                         75,312
                                                                     ----------
Gas - 0.93%
Sempra Energy                                                  400       15,936
                                                                     ----------
Total Utilities (Cost $58,235)                                           91,248
                                                                     ----------
TOTAL COMMON STOCKS (Cost $1,524,044)                                $1,671,841
                                                                     ----------
PREFERRED STOCKS - 0.81%
Consumer, Cyclical - 0.81%
Food Service - 0.81%
Centerplate, Inc.                                            1,100       13,948
                                                                     ----------
Total Consumer, Cyclical (Cost $18,884)                                  13,948
                                                                     ----------
TOTAL PREFERRED STOCKS (Cost $18,884)                                $   13,948
                                                                     ----------
CLOSED END MUTUAL FUNDS - 0.77%
Financial - 0.77%
REITS - 0.77%
Ashford Hospitality Trust, Inc.                              1,300       13,260
                                                                     ----------
Total Financial (Cost $12,767)                                           13,260
                                                                     ----------
TOTAL CLOSED END MUTUAL FUNDS (Cost $12,767)                         $   13,260
                                                                     ----------
OTHER SECURITIES - 0.71%
Financial - 0.71%
Financial Services - 0.71%
Merrill Lynch & Company, Inc. (a)                              500       12,250
                                                                     ----------
Total Financial (Cost $12,577)                                           12,250
                                                                     ----------
TOTAL OTHER SECURITIES (Cost $12,577)                                $   12,250
                                                                     ----------
SHORT TERM INVESTMENTS - 0.35%
Money Market Funds - 0.35%
Merrill Lynch Master EBP Repo Money Market Fund (a)      $   5,954   $    5,954
                                                                     ----------
TOTAL SHORT TERM INVESTMENTS (Cost $5,954)                           $    5,954
                                                                     ----------
Total Investments  (Cost $1,574,226) - 99.95%                        $1,717,253
Other Assets in Excess of Liabilities, Net 0.05%                            899
                                                                     ----------
TOTAL NET ASSETS - 100.00%                                           $1,718,152
                                                                     ==========

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31,2005:

                        Gross             Gross             Net
      Cost of         Unrealized       Unrealized        Unrealized
   Investments       Appreciation     Depreciation      Gain/(Loss)
-----------------------------------------------------------------------
   1,574,226            210,771          (67,744)          143,027

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

ADR   American Depository Receipt
(a)   Non-income producing security

Schedule of Investments
March 31, 2005 (Unaudited)
Quaker Fixed Income Fund

                                                          Principal
                                                            Amount       Value
                                                          ----------  ----------
CORPORATE BONDS - 11.24%
Healthcare - Products - 7.19%
C R Bard, Inc.
    6.70%, 12/01/2026                                    $  250,000   $  274,749
                                                                      ----------
Textiles - 4.05%
Hoechst Celanese Corp.
    7.125%, 03/15/2009                                      150,000      154,549
                                                                      ----------
TOTAL CORPORATE BONDS (Cost $394,026)                                 $  429,298
                                                                      ----------
ASSET BACKED SECURITIES - 30.14%
Chase Commercial Mortgage Securities Corp.
    Series 1996-2 A, 6.90%, 11/19/2028                       48,764       49,845
    Series 1999-2 A, 7.032%, 10/15/2008                      45,493       47,695
Commercial Mortgage Acceptance Corp.
    Series 1999-C1 A2, 7.03%, 06/15/2031                     20,000       21,705
Conseco Finance Securitizations Corp.
    Series 2000-1 M, 9.08%, 01/01/2013                       25,000        2,250
CS First Boston Mortgage Securities Corp.
    Series 1998-C1 A1A, 6.26%, 05/17/2040                     1,504        1,509
    Series 2002-1, 7.50%, 05/25/2032                        472,262      479,574
Deutsche Mortgage & Asset Receiving Corp.
    Series 1998-C1 A, 6.538%, 02/15/2008                     59,140       61,847
DLJ Commercial Mortgage Corp.
    Series 1998-CF1 AB, 6.41%, 02/15/2031                    25,000       26,207
    Series 1998-CG1 AB, 6.41%, 05/10/2008                   101,448      106,650
First Union Lehman Brothers Commercial Mortgage Trust
    Series 1997-C1 A, 7.38%, 04/18/2007                      76,527       80,156
GMAC Commercial Mortgage Security, Inc.
    Series 1997-C2 A, 6.566%, 11/15/2007                     39,544       41,369
JP Morgan Commercial Mortgage Finance Corp.
    Series 1999-C7 A, 6.18%, 10/15/2035                      19,239       19,802
Merrill Lynch Mortgage Investors, Inc.
    Series 1997-C1 A, 6.31%, 11/15/2026                       9,674       10,022
    Series 1998-C1 A1, 6.31%, 11/15/2026                      7,446        7,544
    Series 1995-C2 A1, 7.5233%, 06/15/2021                    8,541        8,628
Mortgage Capital Funding, Inc.
    Series 1998-MC3 A, 6.001%, 11/18/2031                     1,542        1,547
    Series 1997-MC2, 7.117%, 11/20/2007                      85,000       89,898
Nomura Asset Securities Corp.
    Series 1998-D6 A2, 6.736%, 03/15/2030                    50,000       56,807
Salomon Brothers Mortgage Securities VI, Inc.
    Series 1986-1 A, 6.00%, 12/25/2011                       38,439       38,350
                                                                      ----------
TOTAL ASSET BACKED SECURITIES (Cost $1,141,752)                       $1,151,405
                                                                      ----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 56.86%
FHLMC - 20.72%
    Series 2649KA, 4.50%, 07/15/2018                        102,649       98,336
    Series 2833, 5.50%, 12/15/2031                          300,000      296,279
    Series 2876, 5.50%, 10/15/2034                          353,928      351,749
    Series 22 C, 9.50%, 04/15/2020                           45,375       45,337
                                                                      ----------
                                                                         791,701
                                                                      ----------
FNMA - 24.81%
    Series 1993-152 K, 0.00%, 08/25/2023 (a)                 36,516       31,495
    Series 2003-33 LD, 4.25%, 09/01/2022                    597,750      588,445
    Series 2002-93 CB, 5.25%, 10/25/2030                    322,802      327,835
                                                                      ----------
                                                                         947,775
                                                                      ----------
GNMA - 9.90%
    Pool 8597, 3.375%, 02/20/2025                            12,837       12,824
    Pool 8314, 4.625%, 11/20/2023                            16,198       16,546
    Pool 8413, 4.625%, 10/20/2018                            30,120       30,709
    Pool 8701, 4.625%, 10/20/2020                            51,342       52,394
    Pool 8249, 4.75%, 08/20/2017                             32,877       33,276
    Pool 8690, 4.75%, 09/20/2020                             14,808       15,007
    Pool E50726, 8.50%, 07/01/2007                           82,508       86,159
    Pool E51028, 8.50%, 07/07/2007                           14,854       15,511
    Pool E51721, 8.50%, 01/01/2008                           50,212       52,434
    Pool E51878, 8.50%, 09/01/2007                           60,589       63,270
                                                                      ----------
                                                                         378,130
                                                                      ----------
U.S. Treasury Note - 1.43%
    5.375%, 02/15/2031                                       50,000       54,494
                                                                      ----------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
   (Cost $2,192,178)                                                  $2,172,100
                                                                      ----------
                                                            Shares       Value
                                                         ----------   ----------
SHORT TERM INVESTMENTS - 1.42%
Money Market Funds - 1.42%
Merrill Lynch Master EBP Repo Money Market Fund (a)      $   54,517   $   54,517
                                                                      ----------
TOTAL SHORT TERM INVESTMENTS (Cost $54,517)                           $   54,517
                                                                      ----------
Total Investments  (Cost $3,782,473) - 99.66%                         $3,807,320
Other Assets in Excess of Liabilities, Net 0.34%                          12,919
                                                                      ----------
TOTAL NET ASSETS - 100.00%                                            $3,820,239
                                                                      ==========

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31,2005:

                        Gross             Gross             Net
      Cost of         Unrealized       Unrealized        Unrealized
   Investments       Appreciation     Depreciation      Gain/(Loss)
-----------------------------------------------------------------------
    3,782,473          92,242          (67,395)           24,847

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)   Non-income producing security

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Quaker Investment Trust


By /s/ Jeffry H. King, Sr.
   -------------------------------------------------
   Jeffry H. King, Sr.

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Jeffry H. King, Sr.
   -------------------------------------------------
   Jeffry H. King Sr., Chief Executive Officer

Date: May 27, 2005


By /s/ Jeffry H. King, Sr.
   -------------------------------------------------
   Jeffry H. King, Sr., Treasurer

Date: May 27, 2005